GMO MAC Implementation Fund Performance Management - GMO MAC Implementation Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.